As filed with the Securities and Exchange Commission on September 5, 2000
                        Securities Act File No. 333-44568
                    Investment Company Act File No. 811-10085
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                           ___________________________

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

         Pre-Effective Amendment No. 1                                   [X]
         Post-Effective Amendment No.                                    [ ]

                                     and/or

REGISTRATION  STATEMENT  UNDER THE  INVESTMENT  COMPANY ACT OF 1940      [X]

         Amendment No. 1                                                 [X]

                        (Check appropriate box or boxes.)


                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


      105 North Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069
      --------------------------------------------------------------------
            (Address of Principal Executive Offices)           (Zip Code)


  Registrant's Telephone Number, including Area Code (252) 972-9922
                                                     --------------


                              C. Frank Watson, III
      105 North Washington Street, P.O. Box 69, Rocky Mount, NC 27802-0069
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With copies to:
                                 ---------------
                                 Jane A. Kanter
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401


 Approximate Date of Proposed Public Offering: As soon as practicable after the
                                               Effective Date of this Amendment
                                               --------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

                   HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
Explanatory Note
Signature Page





                                EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A for the Hillman Capital Management Investment Trust incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part
B), and other information (Part C) contained in Registrant's initial filing on Form N-1A which was filed with the Securities and Exchange Commission on August 25, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 5th day of September, 2000.

HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST


By: /s/ Julian G. Winters
    ______________________________
     Julian G. Winters
     Trustee





Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signature                       Title                     Date
         ---------                       -----                     ----


  /s/ Julian G. Winters                 Trustee              September 5, 2000
____________________________

  Julian G. Winters